Employee Stock and Savings Plans - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Compensation Related Costs Disclosure [Line Items]
Shares authorized for future grant	294
Percentage of market value at which employees are able to purchase shares of common stock	90.00%
Shares reserved for future issuance through the employee stock purchase plan	157
Percentage of salary participating U.S. employees may contribute to the savings plan	75.00%	75.00%	75.00%
Matching contributions for all employee savings plans	$ 454	$ 420	$ 393
First 6% of Participant Contributions
Compensation Related Costs Disclosure [Line Items]
Company contribution amount for each dollar a participant contributes to the savings plan	50.00%	50.00%	50.00%
Upper Limit
Compensation Related Costs Disclosure [Line Items]
Percentage of employee's earnings the company may contribute to the savings plan	3.00%	3.00%	3.00%
Upper Limit | IRS Compensation Limit
Compensation Related Costs Disclosure [Line Items]
Percentage of employee's earnings the company may contribute to the savings plan	3.00%	3.00%	3.00%
Executive Incentive Plan
Compensation Related Costs Disclosure [Line Items]
Award vest period	4 years
Stock Awards
Compensation Related Costs Disclosure [Line Items]
Unrecognized compensation costs	$ 4,700
Unrecognized compensation costs are expected to be recognized over a weighted average period (years)	3 years
Total vest-date fair value of awards vested	$ 4,200	$ 3,200	$ 2,800
Stock Awards | Lower Limit
Compensation Related Costs Disclosure [Line Items]
Award vest period	4 years
Stock Awards | Upper Limit
Compensation Related Costs Disclosure [Line Items]
Award vest period	5 years
Employee Stock
Compensation Related Costs Disclosure [Line Items]
Percentage of market value at which employees are able to purchase shares of common stock	90.00%	90.00%	90.00%
Maximum percentage of gross compensation at which employees may purchase shares	15.00%	15.00%	15.00%